UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner            New York, New York                4/10/02
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $140,941
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

                                                                   FORM 13F INFORMATION TABLE
                                                                     HYGROVE MANAGEMENT LLC
                                                                           31-MAR-02

COLUMN 1                             COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7    COLUMN 8

                                                               MARKET
                                                               VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE


ALLSTATE CORP                      Common Stock    020002101     5,930     157,000    SH         Sole      None     157,000  0   0
AMERICAN EAGLE OUTFITTERS          Common Stock    02553E106     2,353      95,000    SH         Sole      None      95,000  0   0
AMERICAN STD COS INC COM           Common Stock    029712106     7,075     100,000    SH         Sole      None     100,000  0   0
ANADARKO PETE CORP COM             Common Stock    032511107     5,926     105,000    SH         Sole      None     105,000  0   0
ARAMARK CORP CL B                  Common Stock    038521100     4,224     160,000    SH         Sole      None     160,000  0   0
AVAYA INC COM                      Common Stock    053499109     7,011     950,000    SH         Sole      None     950,000  0   0
CSG SYSTEMS INC                    Common Stock    126349109     5,039     177,000    SH         Sole      None     177,000  0   0
FEDERAL HOME LN MTG CP COM         Common Stock    313400301     6,971     110,000    SH         Sole      None     110,000  0   0
FLEETBOSTON FINANCIAL CORP         Common Stock    339030108     6,370     182,000    SH         Sole      None     182,000  0   0
FLEXTRONICS INTL LTD               Common Stock      2353058     7,118     390,000    SH         Sole      None     390,000  0   0
GARTNER GROUP- CLASS B             Common Stock    366651206     1,300     100,000    SH         Sole      None     100,000  0   0
GARTNER INC CL A                   Common Stock    366651107     6,579     510,000    SH         Sole      None     510,000  0   0
HASBRO INC                         Common Stock    418056107     5,142     325,000    SH         Sole      None     325,000  0   0
HEWLETT-PACKARD CO.                Common Stock    428236103     3,857     215,000    SH         Sole      None     215,000  0   0
KEY ENERGY SERVICES INC            Common Stock    492914106     6,057     565,000    SH         Sole      None     565,000  0   0
LEHMAN BROS HLDGS INC COM          Common Stock    524908100     6,141      95,000    SH         Sole      None      95,000  0   0
MANOR CARE INC                     Common Stock    564055101     6,524     280,000    SH         Sole      None     280,000  0   0
MERCK & CO                         Common Stock    589331107     5,297      92,000    SH         Sole      None      92,000  0   0
MIRANT CORP                        Common Stock    604675108     5,274     365,000    SH         Sole      None     365,000  0   0
OLD REPUBLIC INT'L CORP COM        Common Stock    680223104     3,197     100,000    SH         Sole      None     100,000  0   0
PANAMERICAN BEVERAGES              Common Stock      2674469     6,683     368,000    SH         Sole      None     368,000  0   0
PITNEY BOWES INC COM               Common Stock    724479100     3,231      75,500    SH         Sole      None      75,500  0   0
SBC COMMUNICATIONS                 Common Stock    78387G103     7,076     189,000    SH         Sole      None     189,000  0   0
SYBASE INC                         Common Stock    871130100     5,241     300,000    SH         Sole      None     300,000  0   0
TRAVELERS PROPERTY CASUALTY  -A    Common Stock    89420G109     4,540     227,000    SH         Sole      None     227,000  0   0
WINN-DIXIE STORES INC              Common Stock    974280109     6,785     423,000    SH         Sole      None     423,000  0   0
                                                               -------
                                                      Total:   140,941
                                                               =======
                                                               [Thousands]


03612.001 #316714